Report Of The Directors Financial Review Risk Report - Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors (Details) - Market risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Effect on profit after tax
Positive 100 basis point parallel shift in yield curves	$ 43	$ 9
Negative 100 basis point parallel shift in yield curves	(221)	(28)
10% increase in equity prices	270	213
10% decrease in equity prices	(276)	(202)
10% increase in US dollar exchange rate compared with all currencies	41	36
10% decrease in US dollar exchange rate compared with all currencies	(41)	(36)
Effect on total equity
Positive 100 basis point parallel shift in yield curves	(37)	(61)
Negative 100 basis point parallel shift in yield curves	(138)	46
10% increase in equity prices	270	213
10% decrease in equity prices	(276)	(202)
10% increase in US dollar exchange rate compared with all currencies	41	36
10% decrease in US dollar exchange rate compared with all currencies	$ (41)	$ (36)